INCOME TAXES	12 Months Ended
Dec. 31, 2015
INCOME TAXES
INCOME TAXES

15. INCOME TAXES

The Company is incorporated in the Cayman Islands and conducts its primary business operations through its subsidiaries, VIEs and a VIE’s subsidiary in the PRC. It also has subsidiaries in the BVI, the United States, Hong Kong, Singapore, France and UK.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the BVI, the Company’s BVI incorporated subsidiary is not subject to tax on income or capital gains arising in BVI. In addition, upon payments of dividends by this entity to its shareholder, no BVI withholding tax will be imposed.

The United States

Cheetah Mobile America and Mob Inc. are incorporated in the United States and are subject to federal income tax rate of 35%.

Hong Kong

Cheetah Technology, HK Zoom Youloft HK, Hongkong, Cheetah Information and Mob HK are incorporated in Hong Kong and are subject to Hong Kong profits tax rate of 16.5%.

Singapore

Cheetah Mobile Singapore Pte. Ltd. is incorporated in Singapore and is subject to Singapore corporate income tax rate of 17%.

France

MobPartner is incorporated in France and is subject to French corporate tax rate of 33.33%.

The United Kingdom

MobPartner UK Ltd. (“MobPartner UK”) is incorporated in the United Kingdom and is subject to UK corporate income tax rate of 20%.

PRC

The Company’s subsidiaries in the PRC, the VIEs and a VIE’s subsidiary are subject to the statutory rate of 25%, unless otherwise specified, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008.

Pursuant to CaiShui [2008] No.1, qualified new software development enterprises are each entitled to a tax holiday of two-year full EIT exemption followed by three-year 50% EIT reduction (“2+3 tax holiday”) starting from their respective first profit-making year. Zhuhai Juntian, Beijing Security, Conew Network and Beijing Mobile, being qualified new software development enterprises, started each of their 2+3 tax holidays in 2009, 2010, 2013 and 2013, respectively. Further, Zhuhai Juntian and Beijing Security, being qualified High New Technology Enterprise (“HNTE”) approved in 2013 and 2014, respectively, are entitled to the preferential tax rate of 15% for 2015.

In summary, the following preferential tax rates are noted:

Zhuhai Juntian is subject to income tax at 12.5% for 2013, and at 15% for 2014 and 2015;

Beijing Security is subject to income tax at 12.5% for 2013 and 2014, and at 15% for 2015; and

Conew Network and Beijing Mobile are tax exempted for 2013 and 2014, and are subject to income tax at 12.5% from 2015 to 2017.

Without the tax holidays, the Group’s income tax expenses would have increased by RMB4,430,RMB40,509 and RMB 21,301(US$3,288) for the years ended December 31, 2013 2014 and 2015, respectively. The impacts of the tax holidays on the basic earnings per ordinary share were an increase of RMB0.0041 and RMB0.0314 and RMB 0.0155(US$0.0024) for the years ended December 31, 2013 and 2014 and 2015, respectively.

Under the EIT Law, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC dividend withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain jurisdictions.

Income before income taxes consists of:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
PRC	124,154	218,060	154,095	23,788
Non-PRC	(13,466)	(127,156)	77,280	11,929

Total	110,688	90,904	231,375	35,717

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive income are as follows:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Current income tax expenses	14,760	11,087	67,059	10,352
Deferred income tax expenses	33,910	12,906	(6,962)	(1,075)

Income tax expenses for the year	48,670	23,993	60,097	9,277

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Income before income tax	110,688	90,904	231,375	35,717
Income tax expense computed at the PRC statutory tax rate of 25%	27,672	22,727	57,844	8,929
Effect of different tax rates in different jurisdictions	2,350	15,877	(23,284)	(3,594)
Effect of tax holiday and preferential tax rates	(4,885)	(54,944)	(35,434)	(5,470)
Research and development super-deduction	(19,140)	(37,483)	(47,179)	(7,283)
Non-deductible expenses(i)	10,354	50,150	82,455	12,729
Effect of change in tax rate	—	(8,795)	1,464	226
Outside basis difference on investment in a VIE	33,910	15,821	11,378	1,756
Withholding tax and others	191	1,844	7,906	1,220
Changes in valuation allowance	(1,782)	18,796	4,947	764

Income tax expenses	48,670	23,993	60,097	9,277

(i)	Non-deductible expenses mainly consist of share-based compensation expenses, entertainments and other expenses that exceed the allowable deduction limits.

Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2014 and 2015 are as follows:

	As of December 31,
	2014	2015
	RMB	RMB	US$
Deferred tax assets, current portion:
Deferred revenue	656	1,493	230
Provision for doubtful debts	3,866	14,280	2,204
Tax loss carry forward	15,600	96	15
Others	686	1,251	193
Less: Valuation allowance	(18,115)	(13,166)	(2,032)

Current deferred tax assets	2,693	3,954	610

Deferred tax assets, non-current portion:
Deferred revenue	111	—	—
Intangible assets and prepaid expense	4,403	4,586	708
Foreign tax credit	960	1,222	189
Equity investment loss (gain)	1,402	(908)	(140)
Contingent consideration	2,085	1,434	221
Tax loss carry forward	8,051	27,517	4,248
Others	650	458	71
Less: Valuation allowance	(11,278)	(21,466)	(3,314)

Non-current deferred tax assets	6,384	12,843	1,983

Deferred tax liabilities, current portion:
Long-lived assets arising from acquisitions	—	414	64

Current deferred tax liabilities	—	414	64

Deferred tax liabilities, non-current portion:
Long-lived assets arising from acquisitions	16,259	37,897	5,850

Outside basis difference on investment in a VIE	49,732	61,109	9,434

Non-current deferred tax liabilities	65,991	99,006	15,284

The Group operates through several subsidiaries and VIEs and the valuation allowance is considered for each subsidiary and VIE on an individual basis. As of December 31, 2014 and 2015, the Group’s total deferred tax assets before valuation allowances were RMB38,470 and RMB51,429 (US$7,939), respectively. As of December 31, 2014 and 2015, the Group recorded valuation allowances of RMB29,393 and RMB34,632 (US$5,346), respectively, on its deferred tax assets that are sufficient to reduce the deferred tax assets to the amounts that are more-likely-than-not to be realized.

Undistributed earnings of certain of the Company’s PRC subsidiaries amounted to approximately RMB326,199 and RMB 588,704 (US$90,880) on December 31, 2014 and 2015, respectively. Those earnings are considered to be indefinitely reinvested; accordingly, no provision for PRC withholding tax has been provided thereon. Upon repatriation of those earnings in the form of dividends, the Company would be subject to PRC withholding tax at 10%. The PRC withholding tax rate could be reduced to 5% should the treaty benefit between Hong Kong and the PRC be applicable. As such, the amount of unrecognized deferred income tax liabilities are approximately ranging from RMB16,310 to RMB32,620 and RMB 29,435 (US$4,544) to RMB58,870 (US$9,088) as of December 31, 2014 and 2015, respectively.

Taxable outside basis differences are noted in the Company’s investment in Beijing Mobile, a VIE of the Group. The registered shareholders of Beijing Mobile are contractually required to remit dividends received from Beijing Mobile to Beijing Security. This distribution chain results in (i) taxable dividend from Beijing Mobile to its registered shareholders and (ii) a taxable contribution to Beijing Security when the proceeds are remitted to Beijing Security by the registered shareholders. The tax impact on the future cash distribution is recognized in deferred tax liabilities as “outside basis difference on investment in a VIE”.

As of December 31, 2015, the Group had net operating losses of approximately RMB102,934 (US$15,890) deriving from entities in the PRC, Hong Kong, France, UK,  USA, and Singapore, which can be carried forward per tax regulation to offset future net profit for income tax purposes. The PRC net operating loss will expire from 2016 to 2021; the USA net operating loss will expire from 2035 to 2036; the Hong Kong, France, UK, and Singapore net operating loss can be carried forward without an expiration date.

As of December 31, 2015, the Group had foreign tax credit of approximately RMB1,222 (US$189), which can be carried forward to offset tax payable. The foreign tax credit will start to expire from 2016 to 2021, if not utilized.

Unrecognized tax benefits

As of December 31, 2014 and 2015, the Group had unrecognized tax benefits of RMB16,046 and RMB46,615 (US$7,196), respectively, of which RMB8,973 and RMB29,948 (US$4,623), respectively, were deducted against the tax losses carry forward, and the remaining amounts of RMB7,073 and RMB16,667 (US$2,573), respectively were presented in the other non-current liabilities line item in the consolidated balance sheets. The Group’s unrecognized tax benefits for the year ended December 31, 2015 were primarily related to the tax-deduction of share-based compensation expenses and other expenses. It is possible that the amount of unrecognized benefits will change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of December 31, 2014 and 2015, there are RMB7,073 and RMB16,667 (US$2,573) of unrecognized tax benefits that if recognized would impact the annual effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	As of December 31,
	2014	2015
	RMB	RMB	US$
Balance at January 1	3,212	16,046	2,477
Additions based on tax positions related to the current year	12,834	30,569	4,719

Balance at December 31	16,046	46,615	7,196

The Group recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expenses. During the years ended December 31, 2014 and 2015, the Group recognized approximately RMB755 and RMB 638 (US$98) in interest and nil in penalties. The Group had approximately RMB856 and RMB1,494(US$231) accrued interest at December 31, 2014 and 2015, respectively.

As of December 31, 2015, the tax years ended December 31, 2010 through 2015 for the Group’s subsidiaries in the PRC and the VIEs are generally subject to examination by the PRC tax authorities.

The Company revised the comparatives in the footnote disclosure of its PRC and non-PRC components of income before income taxes, effective tax rate reconciliation and tabular reconciliation of unrecognized tax benefits to conform with the current year presentation.  The revised presentation in prior years had no impact on any line items within the consolidated balance sheet as of December 31, 2014, and the related consolidated statements of comprehensive income, cash flows and shareholders’ equity for the years ended December 31, 2013 and 2014.